Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000311101
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

Alabama Tax-Free Income Series
Alabama Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Alabama municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Alabama Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Alabama Tax-Free Income Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Alabama Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Alabama Tax-Free Income Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.78%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Alabama Tax-Free Income Series	82	256	445	992

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Alabama Tax-Free Income Series	82	256	445	992

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be tax-exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 17.51 years and an effective maturity of 6.72 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Alabama's non-agricultural economy is diversified among the following sectors: textiles, automobile, aerospace, manufacturing, and forest products industries. Alabama's current-dollar Gross Domestic Product (GDP) for 2010 was  $172.6 billion which ranked 26th in the United States. In 2010, government was the largest industry in Alabama which accounted for 17.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.9 percent of GDP. The automobile manufacturing and automotive parts industries remain vital parts of the state's economy. In 2010, Alabama had per capita personal income of  $33,945 (preliminary data) which ranked 42nd in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.9 percent at the end of June 2011 compared with the national average unemployment rate of 9.2 percent. (Source: US Bureau of Labor Statistics) Alabama had net tax-supported debt per capita of  $856 as of calendar year-end 2010 which represented 2.4 percent of 2010 personal income. The state's debt burden was slightly lower than the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Median Report", June 3, 2011). As of June 30, 2011, Alabama's general obligation debt was rated Aa1 by Moody's Investors Service and AA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

ALABAMA TAX-FREE INCOME SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.72%	September 30, 2009
Lowest Quarter Total Return:	-4.71%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.74%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Alabama Tax-Free Income Series	1.33%	3.48%	4.90%
Alabama Tax-Free Income Series Return After Taxes on Distributions (%)	1.33%	3.47%	4.89%
Alabama Tax-Free Income Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.25%	3.56%	4.85%
Alabama Tax-Free Income Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	256
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	992
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	256
5 years	rr_ExpenseExampleNoRedemptionYear05	445
10 years	rr_ExpenseExampleNoRedemptionYear10	992
Annual Return 2001	rr_AnnualReturn2001	7.29%
Annual Return 2002	rr_AnnualReturn2002	10.10%
Annual Return 2003	rr_AnnualReturn2003	5.89%
Annual Return 2004	rr_AnnualReturn2004	5.03%
Annual Return 2005	rr_AnnualReturn2005	3.32%
Annual Return 2006	rr_AnnualReturn2006	4.56%
Annual Return 2007	rr_AnnualReturn2007	3.26%
Annual Return 2008	rr_AnnualReturn2008	(1.86%)
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	1.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
1 year	rr_AverageAnnualReturnYear01	1.33%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	4.90%
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.33%
5 years	rr_AverageAnnualReturnYear05	3.47%
10 years	rr_AverageAnnualReturnYear10	4.89%
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.25%
5 years	rr_AverageAnnualReturnYear05	3.56%
10 years	rr_AverageAnnualReturnYear10	4.85%
Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alabama Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Alabama municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Alabama Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Alabama Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be tax-exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 17.51 years and an effective maturity of 6.72 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Alabama's non-agricultural economy is diversified among the following sectors: textiles, automobile, aerospace, manufacturing, and forest products industries. Alabama's current-dollar Gross Domestic Product (GDP) for 2010 was  $172.6 billion which ranked 26th in the United States. In 2010, government was the largest industry in Alabama which accounted for 17.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.9 percent of GDP. The automobile manufacturing and automotive parts industries remain vital parts of the state's economy. In 2010, Alabama had per capita personal income of  $33,945 (preliminary data) which ranked 42nd in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.9 percent at the end of June 2011 compared with the national average unemployment rate of 9.2 percent. (Source: US Bureau of Labor Statistics) Alabama had net tax-supported debt per capita of  $856 as of calendar year-end 2010 which represented 2.4 percent of 2010 personal income. The state's debt burden was slightly lower than the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Median Report", June 3, 2011). As of June 30, 2011, Alabama's general obligation debt was rated Aa1 by Moody's Investors Service and AA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ALABAMA TAX-FREE INCOME SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.72%	September 30, 2009
Lowest Quarter Total Return:	-4.71%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.74%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Alabama Tax-Free Income Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

Kentucky Tax-Free Income Series
Kentucky Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Kentucky municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Kentucky Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees - (USD $)	Kentucky Tax-Free Income Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Kentucky Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Kentucky Tax-Free Income Series
Management fee	0.39%
Distribution fee (12b-1)	none
Shareholder Services fee	0.12%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.58%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Kentucky Tax-Free Income Series	61	191	332	745

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Kentucky Tax-Free Income Series	61	191	332	745

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.42% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 14.16 years and an effective maturity of 5.88 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a Fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The Commonwealth of Kentucky's non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. Kentucky's current-dollar GDP for 2010 was  $163.3 billion which ranked 28th in the United States. In 2010, the largest industry in Kentucky was government which accounted for 16.6 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.2 percent of GDP. Manufacturing is also an important sector, but its importance has declined somewhat as Kentucky has evolved towards a more service oriented economy. Kentucky's abundance of coal has continued to provide stable employment and coal severance tax revenues for the state. In 2010, Kentucky had per capita personal income of  $33,348 (preliminary data) which ranked 44th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.6 percent at the end of June 2011 compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of  $1,961 as of calendar year-end 2010 which represented 5.4 percent of 2010 personal income. The Commonwealth's debt burden was substantially above the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, Kentucky's appropriation supported debt was rated Aa3 by Moody's Investors Service and A+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is diversified. A diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

KENTUCKY TAX-FREE INCOME SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.15%	September 30, 2009
Lowest Quarter Total Return:	-3.68%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	7.69%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Kentucky Tax-Free Income Series	1.51%	3.86%	4.38%
Kentucky Tax-Free Income Series Return After Taxes on Distributions (%)	1.51%	3.85%	4.37%
Kentucky Tax-Free Income Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.33%	3.89%	4.37%
Kentucky Tax-Free Income Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Kentucky Tax-Free Income Series | Kentucky Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.39%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	191
5 years	rr_ExpenseExampleYear05	332
10 years	rr_ExpenseExampleYear10	745
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	191
5 years	rr_ExpenseExampleNoRedemptionYear05	332
10 years	rr_ExpenseExampleNoRedemptionYear10	745
Annual Return 2001	rr_AnnualReturn2001	5.01%
Annual Return 2002	rr_AnnualReturn2002	7.15%
Annual Return 2003	rr_AnnualReturn2003	5.54%
Annual Return 2004	rr_AnnualReturn2004	4.09%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	4.41%
Annual Return 2007	rr_AnnualReturn2007	3.59%
Annual Return 2008	rr_AnnualReturn2008	0.93%
Annual Return 2009	rr_AnnualReturn2009	9.23%
Annual Return 2010	rr_AnnualReturn2010	1.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.68%)
1 year	rr_AverageAnnualReturnYear01	1.51%
5 years	rr_AverageAnnualReturnYear05	3.86%
10 years	rr_AverageAnnualReturnYear10	4.38%
Kentucky Tax-Free Income Series | Kentucky Tax-Free Income Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.51%
5 years	rr_AverageAnnualReturnYear05	3.85%
10 years	rr_AverageAnnualReturnYear10	4.37%
Kentucky Tax-Free Income Series | Kentucky Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.33%
5 years	rr_AverageAnnualReturnYear05	3.89%
10 years	rr_AverageAnnualReturnYear10	4.37%
Kentucky Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kentucky Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Kentucky municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Kentucky Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Kentucky Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.42%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 14.16 years and an effective maturity of 5.88 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a Fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The Commonwealth of Kentucky's non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. Kentucky's current-dollar GDP for 2010 was  $163.3 billion which ranked 28th in the United States. In 2010, the largest industry in Kentucky was government which accounted for 16.6 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.2 percent of GDP. Manufacturing is also an important sector, but its importance has declined somewhat as Kentucky has evolved towards a more service oriented economy. Kentucky's abundance of coal has continued to provide stable employment and coal severance tax revenues for the state. In 2010, Kentucky had per capita personal income of  $33,348 (preliminary data) which ranked 44th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.6 percent at the end of June 2011 compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of  $1,961 as of calendar year-end 2010 which represented 5.4 percent of 2010 personal income. The Commonwealth's debt burden was substantially above the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, Kentucky's appropriation supported debt was rated Aa3 by Moody's Investors Service and A+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is diversified. A diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	KENTUCKY TAX-FREE INCOME SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.15%	September 30, 2009
Lowest Quarter Total Return:	-3.68%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	7.69%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Kentucky Tax-Free Income Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

Kentucky Tax-Free Short-to-Medium Series
Kentucky Tax-Free Short-to-Medium Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Kentucky municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Kentucky Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Kentucky Tax-Free Short-to-Medium Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Kentucky Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Kentucky Tax-Free Short-to-Medium Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.12%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.72%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Kentucky Tax-Free Short-to-Medium Series	76	237	411	918

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Kentucky Tax-Free Short-to-Medium Series	76	237	411	918

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.61 years and an effective maturity of 4.44 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The Commonwealth of Kentucky's non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. Kentucky's current-dollar GDP for 2010 was  $163.3 billion which ranked 28th in the United States. In 2010, the largest industry in Kentucky was government which accounted for 16.6 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.2 percent of GDP. Manufacturing is also an important sector, but its importance had declined somewhat as Kentucky has evolved towards a more service oriented economy. In 2010, Kentucky's abundance of coal has continued to provide stable employment and coal severance tax revenues for the state. Kentucky had per capita personal income of  $33,348 (preliminary data) which ranked 44th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.6 percent at the end of June 2011 compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of  $1,961 as of calendar year-end 2010 which represented 5.4 percent of 2010 personal income. The Commonwealth's debt burden was substantially above the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, Kentucky's appropriation supported debt was rated Aa3 by Moody's Investors Services and A+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.62%	September 30, 2009
Lowest Quarter Total Return:	-2.15%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	5.06%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Kentucky Tax-Free Short-to-Medium Series	2.41%	3.48%	3.50%
Kentucky Tax-Free Short-to-Medium Series Return After Taxes on Distributions (%)	2.41%	3.48%	3.50%
Kentucky Tax-Free Short-to-Medium Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.49%	3.42%	3.46%
Kentucky Tax-Free Short-to-Medium Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Kentucky Tax-Free Short-to-Medium Series | Kentucky Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	411
10 years	rr_ExpenseExampleNoRedemptionYear10	918
Annual Return 2001	rr_AnnualReturn2001	7.24%
Annual Return 2002	rr_AnnualReturn2002	4.93%
Annual Return 2003	rr_AnnualReturn2003	4.02%
Annual Return 2004	rr_AnnualReturn2004	1.44%
Annual Return 2005	rr_AnnualReturn2005	0.77%
Annual Return 2006	rr_AnnualReturn2006	3.30%
Annual Return 2007	rr_AnnualReturn2007	3.94%
Annual Return 2008	rr_AnnualReturn2008	3.14%
Annual Return 2009	rr_AnnualReturn2009	5.18%
Annual Return 2010	rr_AnnualReturn2010	2.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.15%)
1 year	rr_AverageAnnualReturnYear01	2.41%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	3.50%
Kentucky Tax-Free Short-to-Medium Series | Kentucky Tax-Free Short-to-Medium Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.41%
5 years	rr_AverageAnnualReturnYear05	3.48%
10 years	rr_AverageAnnualReturnYear10	3.50%
Kentucky Tax-Free Short-to-Medium Series | Kentucky Tax-Free Short-to-Medium Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.49%
5 years	rr_AverageAnnualReturnYear05	3.42%
10 years	rr_AverageAnnualReturnYear10	3.46%
Kentucky Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kentucky Tax-Free Short-to-Medium Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Kentucky municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Kentucky Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Kentucky Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.37%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.61 years and an effective maturity of 4.44 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The Commonwealth of Kentucky's non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. Kentucky's current-dollar GDP for 2010 was  $163.3 billion which ranked 28th in the United States. In 2010, the largest industry in Kentucky was government which accounted for 16.6 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.2 percent of GDP. Manufacturing is also an important sector, but its importance had declined somewhat as Kentucky has evolved towards a more service oriented economy. In 2010, Kentucky's abundance of coal has continued to provide stable employment and coal severance tax revenues for the state. Kentucky had per capita personal income of  $33,348 (preliminary data) which ranked 44th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 9.6 percent at the end of June 2011 compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of  $1,961 as of calendar year-end 2010 which represented 5.4 percent of 2010 personal income. The Commonwealth's debt burden was substantially above the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, Kentucky's appropriation supported debt was rated Aa3 by Moody's Investors Services and A+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	3.62%	September 30, 2009
Lowest Quarter Total Return:	-2.15%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	5.06%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Kentucky Tax-Free Short-to-Medium Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

Mississippi Tax-Free Income Series
Mississippi Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Mississippi municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Mississippi Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Mississippi Tax-Free Income Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Mississippi Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Mississippi Tax-Free Income Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Mississippi Tax-Free Income Series	88	276	479	1,065

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Mississippi Tax-Free Income Series	88	276	479	1,065

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.70 years and an effective maturity of 6.60 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Mississippi's non-agricultural economy is diversified among the following sectors: manufacturing, services, gaming, and tourism. Mississippi's current-dollar GDP for 2010 was  $97.5 billion which ranked 35th in the United States (Source: Bureau of Economic Analysis). In 2010, the largest industry in Mississippi was government which accounted for 18.5 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.1 percent of GDP. In 2010, Mississippi had per capita personal income of  $31,186 (preliminary data) in 2010 which ranked 50th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 10.3 percent at the end of June 2011 compared with the national average of 9.5 percent (Source: U.S. Bureau of Labor Statistics). Mississippi had net tax-supported debt per capita of  $1,534 as of calendar year-end 2010 which represented 5.0 percent of 2010 personal income. The state's debt burden was substantially above the national net tax-supported median of  $936 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report," June 3, 2011). As of June 30, 2011, the state of Mississippi's general obligation debt was rated Aa2 by Moody's Investors Service and AA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

MISSISSIPPI TAX-FREE INCOME SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.75%	September 30, 2002
Lowest Quarter Total Return:	-4.36%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.16%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Mississippi Tax-Free Income Series	1.59%	3.33%	4.69%
Mississippi Tax-Free Income Series Return After Taxes on Distributions (%)	1.59%	3.32%	4.68%
Mississippi Tax-Free Income Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.44%	3.44%	4.66%
Mississippi Tax-Free Income Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Mississippi Tax-Free Income Series | Mississippi Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	276
5 years	rr_ExpenseExampleYear05	479
10 years	rr_ExpenseExampleYear10	1,065
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	276
5 years	rr_ExpenseExampleNoRedemptionYear05	479
10 years	rr_ExpenseExampleNoRedemptionYear10	1,065
Annual Return 2001	rr_AnnualReturn2001	5.78%
Annual Return 2002	rr_AnnualReturn2002	9.77%
Annual Return 2003	rr_AnnualReturn2003	7.03%
Annual Return 2004	rr_AnnualReturn2004	4.80%
Annual Return 2005	rr_AnnualReturn2005	2.83%
Annual Return 2006	rr_AnnualReturn2006	3.84%
Annual Return 2007	rr_AnnualReturn2007	3.00%
Annual Return 2008	rr_AnnualReturn2008	(1.96%)
Annual Return 2009	rr_AnnualReturn2009	10.55%
Annual Return 2010	rr_AnnualReturn2010	1.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.36%)
1 year	rr_AverageAnnualReturnYear01	1.59%
5 years	rr_AverageAnnualReturnYear05	3.33%
10 years	rr_AverageAnnualReturnYear10	4.69%
Mississippi Tax-Free Income Series | Mississippi Tax-Free Income Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.59%
5 years	rr_AverageAnnualReturnYear05	3.32%
10 years	rr_AverageAnnualReturnYear10	4.68%
Mississippi Tax-Free Income Series | Mississippi Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.44%
5 years	rr_AverageAnnualReturnYear05	3.44%
10 years	rr_AverageAnnualReturnYear10	4.66%
Mississippi Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mississippi Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Mississippi municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Mississippi Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Mississippi Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.53%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.70 years and an effective maturity of 6.60 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Mississippi's non-agricultural economy is diversified among the following sectors: manufacturing, services, gaming, and tourism. Mississippi's current-dollar GDP for 2010 was  $97.5 billion which ranked 35th in the United States (Source: Bureau of Economic Analysis). In 2010, the largest industry in Mississippi was government which accounted for 18.5 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 9.1 percent of GDP. In 2010, Mississippi had per capita personal income of  $31,186 (preliminary data) in 2010 which ranked 50th in the United States (Source: Bureau of Economic Analysis).

The state's annual average unemployment rate stood at 10.3 percent at the end of June 2011 compared with the national average of 9.5 percent (Source: U.S. Bureau of Labor Statistics). Mississippi had net tax-supported debt per capita of  $1,534 as of calendar year-end 2010 which represented 5.0 percent of 2010 personal income. The state's debt burden was substantially above the national net tax-supported median of  $936 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report," June 3, 2011). As of June 30, 2011, the state of Mississippi's general obligation debt was rated Aa2 by Moody's Investors Service and AA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MISSISSIPPI TAX-FREE INCOME SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.75%	September 30, 2002
Lowest Quarter Total Return:	-4.36%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.16%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Mississippi Tax-Free Income Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

North Carolina Tax-Free Income Series
North Carolina Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from North Carolina municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the North Carolina Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	North Carolina Tax-Free Income Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the North Carolina Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	North Carolina Tax-Free Income Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.13%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.70%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
North Carolina Tax-Free Income Series	74	230	400	893

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
North Carolina Tax-Free Income Series	74	230	400	893

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt Federal or North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.94 years and an effective maturity of 6.47 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

North Carolina's non-agricultural economy is diversified among the following sectors: services, industry, trade, textiles, and tourism. Like many states, the state has continued to evolve toward a professional services economy. Although it has declined as a percentage of the overall economy, manufacturing continues to represent a significant sector in the state's economy. North Carolina's current-dollar 2010 GDP was  $424.9 billion which ranked 9th in the United States. In 2010, the largest industry in North Carolina was government which accounted for 14.6 percent of North Carolina's GDP. The second largest industry was nondurable goods manufacturing which accounted for 11.9 percent of GDP. In 2010, North Carolina had per capita income of  $35,638 (preliminary data) which ranked 35th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate through the end of June 2011 stood at 9.9 percent compared to the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). North Carolina had net tax-supported debt per capita of  $782 as of calendar year-end 2010 which represented 2.3 percent of 2010 personal income. The state's debt burden was slightly below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Service and AAA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

NORTH CAROLINA TAX-FREE INCOME SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.54%	September 30, 2009
Lowest Quarter Total Return:	-4.96%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.60%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
North Carolina Tax-Free Income Series	0.58%	3.26%	3.95%
North Carolina Tax-Free Income Series Return After Taxes on Distributions (%)	0.58%	3.26%	3.95%
North Carolina Tax-Free Income Series Return After Taxes on Distributions & Sale of Fund Shares (%)	1.68%	3.34%	3.97%
North Carolina Tax-Free Income Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
North Carolina Tax-Free Income Series | North Carolina Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	400
10 years	rr_ExpenseExampleYear10	893
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	230
5 years	rr_ExpenseExampleNoRedemptionYear05	400
10 years	rr_ExpenseExampleNoRedemptionYear10	893
Annual Return 2001	rr_AnnualReturn2001	2.83%
Annual Return 2002	rr_AnnualReturn2002	8.52%
Annual Return 2003	rr_AnnualReturn2003	5.01%
Annual Return 2004	rr_AnnualReturn2004	4.16%
Annual Return 2005	rr_AnnualReturn2005	2.68%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(1.50%)
Annual Return 2009	rr_AnnualReturn2009	10.43%
Annual Return 2010	rr_AnnualReturn2010	0.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.96%)
1 year	rr_AverageAnnualReturnYear01	0.58%
5 years	rr_AverageAnnualReturnYear05	3.26%
10 years	rr_AverageAnnualReturnYear10	3.95%
North Carolina Tax-Free Income Series | North Carolina Tax-Free Income Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.58%
5 years	rr_AverageAnnualReturnYear05	3.26%
10 years	rr_AverageAnnualReturnYear10	3.95%
North Carolina Tax-Free Income Series | North Carolina Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.68%
5 years	rr_AverageAnnualReturnYear05	3.34%
10 years	rr_AverageAnnualReturnYear10	3.97%
North Carolina Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	North Carolina Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from North Carolina municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the North Carolina Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the North Carolina Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt Federal or North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.94 years and an effective maturity of 6.47 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

North Carolina's non-agricultural economy is diversified among the following sectors: services, industry, trade, textiles, and tourism. Like many states, the state has continued to evolve toward a professional services economy. Although it has declined as a percentage of the overall economy, manufacturing continues to represent a significant sector in the state's economy. North Carolina's current-dollar 2010 GDP was  $424.9 billion which ranked 9th in the United States. In 2010, the largest industry in North Carolina was government which accounted for 14.6 percent of North Carolina's GDP. The second largest industry was nondurable goods manufacturing which accounted for 11.9 percent of GDP. In 2010, North Carolina had per capita income of  $35,638 (preliminary data) which ranked 35th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate through the end of June 2011 stood at 9.9 percent compared to the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). North Carolina had net tax-supported debt per capita of  $782 as of calendar year-end 2010 which represented 2.3 percent of 2010 personal income. The state's debt burden was slightly below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Service and AAA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	NORTH CAROLINA TAX-FREE INCOME SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.54%	September 30, 2009
Lowest Quarter Total Return:	-4.96%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.60%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

North Carolina Tax-Free Income Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

North Carolina Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from North Carolina municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the North Carolina Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees - (USD $)	North Carolina Tax-Free Short-to-Medium Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the North Carolina Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	North Carolina Tax-Free Short-to-Medium Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.77%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
North Carolina Tax-Free Short-to-Medium Series	81	253	440	979

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
North Carolina Tax-Free Short-to-Medium Series	81	253	440	979

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. The nominal maturity of the Fund will normally range between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.60 years and an effective maturity of 4.02 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a Fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

North Carolina's non-agricultural economy is diversified among the following sectors: manufacturing, services, industry, trade, and tourism. Although it has declined as a percentage of the overall economy, manufacturing continues to represent a significant sector in the state's economy. North Carolina's current-dollar GDP for 2010 was  $424.9 billion which ranked 9th in the United States. In 2010, government was the largest industry in North Carolina which accounted for 14.6 percent of GDP. The second largest sector was nondurable goods manufacturing which accounted for 11.9 percent of GDP. In 2010, North Carolina had per capita personal income of  $35,638 (preliminary data) which ranked 35th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate at the end of June 2011 stood at 9.9 percent compared to the national average of 9. 2 percent (Source: Bureau of Labor Statistics). North Carolina had net tax-supported debt per capita of  $782 as of 2010 calendar year-end which represented 2.3 percent of 2010 personal income. The state's debt burden was below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Service and AAA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.57%	September 30, 2002
Lowest Quarter Total Return:	-1.88%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	4.80%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
North Carolina Tax-Free Short-to-Medium Series	0.58%	3.26%	3.95%
North Carolina Tax-Free Short-to-Medium Series Return After Taxes on Distributions (%)	0.58%	3.26%	3.95%
North Carolina Tax-Free Short-to-Medium Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.99%	3.42%	3.63%
North Carolina Tax-Free Short-to-Medium Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
North Carolina Tax-Free Short-to-Medium Series | North Carolina Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	81
3 years	rr_ExpenseExampleYear03	253
5 years	rr_ExpenseExampleYear05	440
10 years	rr_ExpenseExampleYear10	979
1 year	rr_ExpenseExampleNoRedemptionYear01	81
3 years	rr_ExpenseExampleNoRedemptionYear03	253
5 years	rr_ExpenseExampleNoRedemptionYear05	440
10 years	rr_ExpenseExampleNoRedemptionYear10	979
Annual Return 2001	rr_AnnualReturn2001	5.35%
Annual Return 2002	rr_AnnualReturn2002	7.52%
Annual Return 2003	rr_AnnualReturn2003	4.37%
Annual Return 2004	rr_AnnualReturn2004	1.93%
Annual Return 2005	rr_AnnualReturn2005	0.54%
Annual Return 2006	rr_AnnualReturn2006	2.69%
Annual Return 2007	rr_AnnualReturn2007	3.68%
Annual Return 2008	rr_AnnualReturn2008	2.21%
Annual Return 2009	rr_AnnualReturn2009	5.79%
Annual Return 2010	rr_AnnualReturn2010	3.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
1 year	rr_AverageAnnualReturnYear01	0.58%
5 years	rr_AverageAnnualReturnYear05	3.26%
10 years	rr_AverageAnnualReturnYear10	3.95%
North Carolina Tax-Free Short-to-Medium Series | North Carolina Tax-Free Short-to-Medium Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.58%
5 years	rr_AverageAnnualReturnYear05	3.26%
10 years	rr_AverageAnnualReturnYear10	3.95%
North Carolina Tax-Free Short-to-Medium Series | North Carolina Tax-Free Short-to-Medium Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.99%
5 years	rr_AverageAnnualReturnYear05	3.42%
10 years	rr_AverageAnnualReturnYear10	3.63%
North Carolina Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	North Carolina Tax-Free Short-to-Medium Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from North Carolina municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the North Carolina Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the North Carolina Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.15%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. The nominal maturity of the Fund will normally range between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.60 years and an effective maturity of 4.02 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a Fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

North Carolina's non-agricultural economy is diversified among the following sectors: manufacturing, services, industry, trade, and tourism. Although it has declined as a percentage of the overall economy, manufacturing continues to represent a significant sector in the state's economy. North Carolina's current-dollar GDP for 2010 was  $424.9 billion which ranked 9th in the United States. In 2010, government was the largest industry in North Carolina which accounted for 14.6 percent of GDP. The second largest sector was nondurable goods manufacturing which accounted for 11.9 percent of GDP. In 2010, North Carolina had per capita personal income of  $35,638 (preliminary data) which ranked 35th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate at the end of June 2011 stood at 9.9 percent compared to the national average of 9. 2 percent (Source: Bureau of Labor Statistics). North Carolina had net tax-supported debt per capita of  $782 as of 2010 calendar year-end which represented 2.3 percent of 2010 personal income. The state's debt burden was below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Service and AAA by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	3.57%	September 30, 2002
Lowest Quarter Total Return:	-1.88%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	4.80%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

North Carolina Tax-Free Short-to-Medium Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

Tennessee Tax-Free Income Series
Tennessee Tax-Free Income Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Tennessee municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Tennessee Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Tennessee Tax-Free Income Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Tennessee Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Tennessee Tax-Free Income Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.13%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.69%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Tennessee Tax-Free Income Series	72	227	395	881

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Tennessee Tax-Free Income Series	72	227	395	881

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.38% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 15.83 years and an effective maturity of 5.53 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Tennessee's non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services and government. Agriculture constitutes approximately one third of the state's overall economy. Tennessee's current-dollar GDP for 2010 was  $254.8 billion which ranked 19th in the United States. In 2010, government was the largest industry in Tennessee and accounted for 12.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 10.2 percent of GDP. In 2010, Tennessee had per capita personal income of  $35,307 (preliminary data) which ranked 39th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate at the end of June 2011 stood at 9.8 percent compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of  $345 as of calendar year-end 2010 which represented 0.9 percent of 2010 personal income. The state's debt burden is substantially below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Services and AA+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is diversified. A diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

TENNESSEE TAX-FREE INCOME SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.56%	September 30, 2009
Lowest Quarter Total Return:	-3.86%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	7.76%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Tennessee Tax-Free Income Series	1.71%	3.32%	4.10%
Tennessee Tax-Free Income Series Return After Taxes on Distributions (%)	1.71%	3.32%	4.10%
Tennessee Tax-Free Income Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.41%	3.39%	4.11%
Tennessee Tax-Free Income Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Tennessee Tax-Free Income Series | Tennessee Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	881
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	227
5 years	rr_ExpenseExampleNoRedemptionYear05	395
10 years	rr_ExpenseExampleNoRedemptionYear10	881
Annual Return 2001	rr_AnnualReturn2001	4.40%
Annual Return 2002	rr_AnnualReturn2002	8.37%
Annual Return 2003	rr_AnnualReturn2003	5.15%
Annual Return 2004	rr_AnnualReturn2004	3.93%
Annual Return 2005	rr_AnnualReturn2005	2.52%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	2.74%
Annual Return 2008	rr_AnnualReturn2008	(2.31%)
Annual Return 2009	rr_AnnualReturn2009	10.58%
Annual Return 2010	rr_AnnualReturn2010	(3.86%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.86%)
1 year	rr_AverageAnnualReturnYear01	1.71%
5 years	rr_AverageAnnualReturnYear05	3.32%
10 years	rr_AverageAnnualReturnYear10	4.10%
Tennessee Tax-Free Income Series | Tennessee Tax-Free Income Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.71%
5 years	rr_AverageAnnualReturnYear05	3.32%
10 years	rr_AverageAnnualReturnYear10	4.10%
Tennessee Tax-Free Income Series | Tennessee Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.41%
5 years	rr_AverageAnnualReturnYear05	3.39%
10 years	rr_AverageAnnualReturnYear10	4.11%
Tennessee Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tennessee Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Tennessee municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Tennessee Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Tennessee Tax-Free Income Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.38%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 15.83 years and an effective maturity of 5.53 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Tennessee's non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services and government. Agriculture constitutes approximately one third of the state's overall economy. Tennessee's current-dollar GDP for 2010 was  $254.8 billion which ranked 19th in the United States. In 2010, government was the largest industry in Tennessee and accounted for 12.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 10.2 percent of GDP. In 2010, Tennessee had per capita personal income of  $35,307 (preliminary data) which ranked 39th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate at the end of June 2011 stood at 9.8 percent compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of  $345 as of calendar year-end 2010 which represented 0.9 percent of 2010 personal income. The state's debt burden is substantially below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Services and AA+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is diversified. A diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TENNESSEE TAX-FREE INCOME SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.56%	September 30, 2009
Lowest Quarter Total Return:	-3.86%	December 31, 2010
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	7.76%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tennessee Tax-Free Income Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

Tennessee Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of tax-free income derived from Tennessee municipal securities without incurring undue risk to principal.
COSTS Fees and Expenses of the Tennessee Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Tennessee Tax-Free Short-to-Medium Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Tennessee Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Tennessee Tax-Free Short-to-Medium Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Tennessee Tax-Free Short-to-Medium Series	85	266	462	1,028

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Tennessee Tax-Free Short-to-Medium Series	85	266	462	1,028

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal bonds of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.39 years and an effective maturity of 3.79 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Tennessee's non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services, and government. Agriculture constitutes approximately one third of the state's overall economy. Tennessee's current-dollar GDP for 2010 was  $254.8 billion which ranked 19th in the United States. In 2010, government was the largest industry in Tennessee and accounted for 12.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 10.2 percent of GDP. In 2010, Tennessee had per capita personal income of  $35,307 (preliminary data) which ranked 39th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate through the end of June 2011 stood at 9.8 percent compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of  $318 as of calendar year-end 2010 which represented 0.9 percent of 2010 personal income. The state's debt burden was substantially below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Service and AA+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.65%	September 30, 2009
Lowest Quarter Total Return:	-1.79%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	3.88%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Tennessee Tax-Free Short-to-Medium Series	2.72%	3.40%	3.45%
Tennessee Tax-Free Short-to-Medium Series Return After Taxes on Distributions (%)	2.72%	3.40%	3.45%
Tennessee Tax-Free Short-to-Medium Series Return After Taxes on Distributions & Sale of Fund Shares (%)	2.66%	3.32%	3.41%
Tennessee Tax-Free Short-to-Medium Series Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Tennessee Tax-Free Short-to-Medium Series | Tennessee Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	266
5 years	rr_ExpenseExampleYear05	462
10 years	rr_ExpenseExampleYear10	1,028
1 year	rr_ExpenseExampleNoRedemptionYear01	85
3 years	rr_ExpenseExampleNoRedemptionYear03	266
5 years	rr_ExpenseExampleNoRedemptionYear05	462
10 years	rr_ExpenseExampleNoRedemptionYear10	1,028
Annual Return 2001	rr_AnnualReturn2001	3.93%
Annual Return 2002	rr_AnnualReturn2002	7.69%
Annual Return 2003	rr_AnnualReturn2003	3.81%
Annual Return 2004	rr_AnnualReturn2004	1.94%
Annual Return 2005	rr_AnnualReturn2005	0.34%
Annual Return 2006	rr_AnnualReturn2006	2.53%
Annual Return 2007	rr_AnnualReturn2007	3.15%
Annual Return 2008	rr_AnnualReturn2008	2.92%
Annual Return 2009	rr_AnnualReturn2009	5.69%
Annual Return 2010	rr_AnnualReturn2010	2.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.79%)
1 year	rr_AverageAnnualReturnYear01	2.72%
5 years	rr_AverageAnnualReturnYear05	3.40%
10 years	rr_AverageAnnualReturnYear10	3.45%
Tennessee Tax-Free Short-to-Medium Series | Tennessee Tax-Free Short-to-Medium Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.72%
5 years	rr_AverageAnnualReturnYear05	3.40%
10 years	rr_AverageAnnualReturnYear10	3.45%
Tennessee Tax-Free Short-to-Medium Series | Tennessee Tax-Free Short-to-Medium Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.66%
5 years	rr_AverageAnnualReturnYear05	3.32%
10 years	rr_AverageAnnualReturnYear10	3.41%
Tennessee Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tennessee Tax-Free Short-to-Medium Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of tax-free income derived from Tennessee municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Tennessee Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Tennessee Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal bonds of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.39 years and an effective maturity of 3.79 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

Tennessee's non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services, and government. Agriculture constitutes approximately one third of the state's overall economy. Tennessee's current-dollar GDP for 2010 was  $254.8 billion which ranked 19th in the United States. In 2010, government was the largest industry in Tennessee and accounted for 12.1 percent of GDP. The second largest industry was real estate and rental and leasing which accounted for 10.2 percent of GDP. In 2010, Tennessee had per capita personal income of  $35,307 (preliminary data) which ranked 39th in the United States (Source: Bureau of Economic Analysis).

The state's average annual unemployment rate through the end of June 2011 stood at 9.8 percent compared with the national average of 9.2 percent (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of  $318 as of calendar year-end 2010 which represented 0.9 percent of 2010 personal income. The state's debt burden was substantially below the national net tax-supported debt median of  $1,066 (Source: Moody's Investors Services, Special Comment: "2011 State Debt Medians Report", June 3, 2011). As of June 30, 2011, the state's general obligation debt was rated Aaa by Moody's Investors Service and AA+ by Standard & Poor's.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	3.65%	September 30, 2009
Lowest Quarter Total Return:	-1.79%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	3.88%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tennessee Tax-Free Short-to-Medium Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.83%

Taxable Municipal Bond Series
Taxable Municipal Bond Series
INVESTMENT OBJECTIVES
The Fund, which is a new Fund effective November 1, 2010, seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal.
COSTS Fees and Expenses of the Taxable Municipal Bond Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Taxable Municipal Bond Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Taxable Municipal Bond Series (Represents the period from commencement of operations November 1, 2010 through June 30, 2011)

Expenses that you pay each year as a percentage of the value of your investment

Represents the period from commencement of operations (November 1, 2010) through June 30, 2011

Annual Fund Operating Expenses -	Taxable Municipal Bond Series
Management fee	0.50%
Distribution fee (12b-1)	none
Shareholder Services fee	0.15%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.76%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Taxable Municipal Bond Series	80	250	434	967

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Taxable Municipal Bond Series	80	250	434	967

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. For the eight months ended June 30, 2011, the Fund's portfolio turnover rate was 89.93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund seeks to provide a steady flow of taxable income derived from taxable municipal bonds of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The Fund anticipates purchasing taxable municipal bonds with nominal maturities typically ranging from 10-30 years. The nominal maturity of the Fund will normally average between 10-30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax (AMT) for this portfolio.

The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the "Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support ("Build America Bonds"). Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in bonds ("tax credit" Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers do not have the ability to issue new Build America Bonds. Various legislative proposals to revive the Act have been introduced in Congress. As of the effective date of this Prospectus, none of the proposed legislation has been acted upon and there is no guarantee that issuers will be able to issue Build America Bonds in the future.

The Fund will not invest in any "tax credit" bonds authorized by the Act. As such, the Fund does not expect to receive or pass through to shareholders tax credits as a result of investments.

Principal Risks of Investing

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal bonds, even though the bonds are of investment grade, or possible loss of money. Changes in economic conditions or other circumstances may reduce the capacity of issuers of taxable municipal bonds to make principal and interest payments and may lead to defaults. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The yields of municipal bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Because Build America Bonds are a new form of municipal financing and are subject to the sunset provision described above, it is difficult to predict the extent to which a market for such bonds will develop, meaning that Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an "offset" which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Any interruption and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds which may, in turn, reduce market prices and cause the value of Fund shares to fall.

There is no performance data, including but not limited to, Risk/Return Bar Charts and Tables for the Fund because it has not yet had a full calendar year of operations. The Barclays Capital Taxable Municipal Bond Index had average annual total returns of 7.48 percent and 3.43 percent for the 1- and 3-year periods ending December 31, 2010, respectively. This information is provided to give some indication of the risks of investment in the Fund. The Barclays Capital Taxable Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. The index only has historical data dating back to January 2006. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Taxable Municipal Bond Series | Taxable Municipal Bond Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	250
5 years	rr_ExpenseExampleYear05	434
10 years	rr_ExpenseExampleYear10	967
1 year	rr_ExpenseExampleNoRedemptionYear01	80
3 years	rr_ExpenseExampleNoRedemptionYear03	250
5 years	rr_ExpenseExampleNoRedemptionYear05	434
10 years	rr_ExpenseExampleNoRedemptionYear10	967
Taxable Municipal Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Taxable Municipal Bond Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund, which is a new Fund effective November 1, 2010, seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Taxable Municipal Bond Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Operating Expenses of the Taxable Municipal Bond Series (Represents the period from commencement of operations November 1, 2010 through June 30, 2011)

Expenses that you pay each year as a percentage of the value of your investment

Represents the period from commencement of operations (November 1, 2010) through June 30, 2011

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. For the eight months ended June 30, 2011, the Fund's portfolio turnover rate was 89.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide a steady flow of taxable income derived from taxable municipal bonds of investment grade quality (those rated BBB or Baa or higher at the time of purchase) with a nominal maturity normally greater than 10 years. The Fund anticipates purchasing taxable municipal bonds with nominal maturities typically ranging from 10-30 years. The nominal maturity of the Fund will normally average between 10-30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund's assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax (AMT) for this portfolio.

The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the "Act") or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support ("Build America Bonds"). Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in bonds ("tax credit" Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers do not have the ability to issue new Build America Bonds. Various legislative proposals to revive the Act have been introduced in Congress. As of the effective date of this Prospectus, none of the proposed legislation has been acted upon and there is no guarantee that issuers will be able to issue Build America Bonds in the future.

The Fund will not invest in any "tax credit" bonds authorized by the Act. As such, the Fund does not expect to receive or pass through to shareholders tax credits as a result of investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.

The principal risk of investing in the Fund is the possibility of default on the municipal bonds, even though the bonds are of investment grade, or possible loss of money. Changes in economic conditions or other circumstances may reduce the capacity of issuers of taxable municipal bonds to make principal and interest payments and may lead to defaults. Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The yields of municipal bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Some municipal bonds may be prepaid, in whole or in part, before maturity. Any principal prepaid may have to be reinvested by the Fund in a lower yielding security. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Because Build America Bonds are a new form of municipal financing and are subject to the sunset provision described above, it is difficult to predict the extent to which a market for such bonds will develop, meaning that Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an "offset" which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Any interruption and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds which may, in turn, reduce market prices and cause the value of Fund shares to fall.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

There is no performance data, including but not limited to, Risk/Return Bar Charts and Tables for the Fund because it has not yet had a full calendar year of operations. The Barclays Capital Taxable Municipal Bond Index had average annual total returns of 7.48 percent and 3.43 percent for the 1- and 3-year periods ending December 31, 2010, respectively. This information is provided to give some indication of the risks of investment in the Fund. The Barclays Capital Taxable Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. The index only has historical data dating back to January 2006. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance data, including but not limited to, Risk/Return Bar Charts and Tables for the Fund because it has not yet had a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Intermediate Government Bond Series
Intermediate Government Bond Series
INVESTMENT OBJECTIVES
The Fund seeks to provide a high level of income derived from bonds of the U.S. Government and its agencies without incurring undue risk to principal.
COSTS Fees and Expenses of the Intermediate Government Bond Series Shareholder Fees (fees paid directly from your investment)
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees - (USD $)	Intermediate Government Bond Series
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	none
Redemption Fee	none
Redemption Fee if by wire transfer	10
Exchange Fee	none
Maximum Account Fee	none

Annual Operating Expenses of the Intermediate Government Bond Series Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses -	Intermediate Government Bond Series
Management fee	0.20%
Distribution fee (12b-1)	none
Shareholder Services fee	0.14%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.46%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Intermediate Government Bond Series	48	152	264	594

You would pay the same expenses assuming no redemption.
Expense Example, No Redemption - (USD $)	1 year	3 years	5 years	10 years
Intermediate Government Bond Series	48	152	264	594

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies

At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The nominal maturity of the Fund will normally range between 3-10 years. Maintaining a high level of income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 9.34 years and an effective maturity of 7.59 years as of June 30, 2011.

Principal Risks of Investing

You could lose money investing in the Fund. The principal risk of investing in the Fund is the possibility of default, even though the bonds are of investment grade, or possible loss of money. Typically, as interest rates rise the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, reducing the current yield of the Fund. In period of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline. The market values of U.S government bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

INTERMEDIATE GOVERNMENT BOND SERIES Annual Total Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.18%	December 31, 2008
Lowest Quarter Total Return:	-1.81%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.20%

For the Periods Ended December 31, 2010
Average Annual Total Returns -	1 year	5 years	10 years
Intermediate Government Bond Series	3.04%	4.87%	5.14%
Intermediate Government Bond Series Return After Taxes on Distributions (%)	1.68%	3.20%	3.30%
Intermediate Government Bond Series Return After Taxes on Distributions & Sale of Fund Shares (%)	1.98%	3.18%	3.29%
Intermediate Government Bond Series Barclays Capital U.S. Intermediate Government Bond Index (Index reflects no deduction for fees, expenses or taxes)	4.98%	5.41%	5.11%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Intermediate Government Bond Series | Intermediate Government Bond Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.20%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
1 year	rr_ExpenseExampleYear01	48
3 years	rr_ExpenseExampleYear03	152
5 years	rr_ExpenseExampleYear05	264
10 years	rr_ExpenseExampleYear10	594
1 year	rr_ExpenseExampleNoRedemptionYear01	48
3 years	rr_ExpenseExampleNoRedemptionYear03	152
5 years	rr_ExpenseExampleNoRedemptionYear05	264
10 years	rr_ExpenseExampleNoRedemptionYear10	594
Annual Return 2001	rr_AnnualReturn2001	7.44%
Annual Return 2002	rr_AnnualReturn2002	9.28%
Annual Return 2003	rr_AnnualReturn2003	3.11%
Annual Return 2004	rr_AnnualReturn2004	4.95%
Annual Return 2005	rr_AnnualReturn2005	2.41%
Annual Return 2006	rr_AnnualReturn2006	4.20%
Annual Return 2007	rr_AnnualReturn2007	8.18%
Annual Return 2008	rr_AnnualReturn2008	6.91%
Annual Return 2009	rr_AnnualReturn2009	2.17%
Annual Return 2010	rr_AnnualReturn2010	3.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.81%)
1 year	rr_AverageAnnualReturnYear01	3.04%
5 years	rr_AverageAnnualReturnYear05	4.87%
10 years	rr_AverageAnnualReturnYear10	5.14%
Intermediate Government Bond Series | Intermediate Government Bond Series | Return After Taxes on Distributions (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.68%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10	3.30%
Intermediate Government Bond Series | Intermediate Government Bond Series | Return After Taxes on Distributions & Sale of Fund Shares (%)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.98%
5 years	rr_AverageAnnualReturnYear05	3.18%
10 years	rr_AverageAnnualReturnYear10	3.29%
Intermediate Government Bond Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Intermediate Government Bond Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income derived from bonds of the U.S. Government and its agencies without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Intermediate Government Bond Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Intermediate Government Bond Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The nominal maturity of the Fund will normally range between 3-10 years. Maintaining a high level of income is a primary objective of the Fund. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 9.34 years and an effective maturity of 7.59 years as of June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money investing in the Fund. The principal risk of investing in the Fund is the possibility of default, even though the bonds are of investment grade, or possible loss of money. Typically, as interest rates rise the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. There is no assurance that the investment objective of the Fund will be achieved. The Fund's total return and net asset value will fluctuate.

The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, reducing the current yield of the Fund. In period of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline. The market values of U.S government bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund's investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	INTERMEDIATE GOVERNMENT BOND SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Total Return:	5.18%	December 31, 2008
Lowest Quarter Total Return:	-1.81%	June 30, 2004
2011 Year-to-Date Total Return for the nine months ended September 30, 2011:	8.20%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Intermediate Government Bond Series | Barclays Capital U.S. Intermediate Government Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.98%
5 years	rr_AverageAnnualReturnYear05	5.41%
10 years	rr_AverageAnnualReturnYear10	5.11%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011